Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Concentrate percentage of revenue on segment	99.00%	99.00%	98.00%